Other financial assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other financial assets
17. Other financial assets

	2019 $m	2018 $m
Equity securities :

Quoted equity shares	8	8

Unquoted equity shares	125	108

	133	116

Restricted funds:
Shortfall reserve deposit	25	25
Ring-fenced amounts to satisfy insurance claims:
Cash	11	12
Money market funds	16	16
Bank accounts pledged as security	41	40

Other	5	2

	98	95

Trade deposits and loans a	57	50
	288	261

Analysed as:

Current	4	1

Non-current	284	260

	288	261

a	Includes $3m (2018: $nil) measured at fair value through profit or loss.

Equity securities
Equity securities are measured at fair value through other comprehensive income and mainly comprise strategic investments in entities that own hotels which the Group manages. The fair value of the most significant investments at 31 December 2019 together with the dividend income received in 2019 is as follows:

	2019
	Fair value $m	Dividend income a $m
Investment in entity which owns:

InterContinental The Willard Washington DC	36	1

InterContinental San Francisco	31	2

InterContinental Grand Stanford Hong Kong	23	1

a	Reported within ‘other operating income’ in the Group income statement.
On 13 December 2017, the sale of Avendra, LLC (Avendra) to Aramark Services, Inc., resulted in the Group receiving cash proceeds of $75m from its 6.29% interest in Avendra and the recording of a $73m exceptional gain in the Group income statement (see note
6
). Prior to the sale, the Group’s investment in Avendra was included in unquoted equity shares. Avendra is a North American hospitality procurement services provider.
Restricted funds
The
shortfall reserve deposit is held for the specific purpose of funding shortfalls in owner returns relating to the Barclay associate. No amounts required release from the deposit during the current or prior year. Any shortfalls funded are subject to potential clawback in future years. The maximum length of time for which the restricted funds will be held is the life of the hotel management agreement.
Amounts

ring-fenced to satisfy insurance claims are
 principally
held in the Group’s Captive, which is a regulated entity. Further disclosures are included in note 21.
The bank accounts pledged as security (£31m) are subject to a charge in favour of the members of the UK unfunded pension arrangement (see note 27
)
.
 The amounts pledged as security may change in future years subject to the trustees’
agreement and updated actuarial valuations. The bank accounts will continue to be pledged as security until the date at which the UK unfunded pension liabilities have been fully discharged
, unless other
wise agreed with the trustees
.

Trade deposits and loans
Trade deposits and loans include deposits of $66m (2018: $66m) made to a hotel owner in connection with a portfolio of management agreements. The deposits are non-interest-bearing
and repayable at the end of the management agreement terms, and are therefore held at a discounted value of $32m (2018: $30m); the discount unwinds to the Group income statement within ‘financial income’ over the period to repayment.
Credit risk
Restricted funds are held with bank counterparties which are rated at least A+ based on Standard and Poor’s ratings. Trade deposits and loans are not past due.
The maximum exposure to credit risk of other financial assets at the end of the reporting period by geographic region is as follows:

	2019 $m	2018 $m
Americas	169	162

EMEAA	81	68

Greater China	38	31

	288	261